Class Z Prospectus | Alger Responsible Investing Fund
Alger Responsible Investing Fund
Investment Objective
Alger Responsible Investing Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Z Prospectus Alger Responsible Investing Fund Alger Responsible Investing Fund Class Z USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Z Prospectus Alger Responsible Investing Fund Alger Responsible Investing Fund Class Z
Management Fees	0.71%
Distribution and/or Shareholder Servicing (12b-1) Fees	none
Other Expenses	32.75%
Total Annual Fund Operating Expenses	33.46%
Expense Reimbursement	32.56%	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%
[1]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through August 29, 2018 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .90% of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class Z Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class Z | USD ($)	92	5,217	7,840	10,074

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class Z Prospectus | Alger Responsible Investing Fund | Alger Responsible Investing Fund Class Z | USD ($)	92	5,217	7,840	10,074

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.84% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an environmental, social and governance ("ESG") rating of BB or above by MSCI (or an equivalent rating by another ESG rating agency) that also demonstrate, in the view of Fred Alger Management, Inc., promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Fred Alger Management, Inc. employs fundamental analysis to identify innovative and dynamic companies and uses MSCI's ESG ratings to consider how such stocks rank within an industry or sector based on a company's conduct in offering products or services that promote positive environmental, social and/or governance policies, or have a positive impact in these areas, addressing concerns such as climate change, resource depletion, health and safety, employee relations and diversity, bribery and corruption, and fostering board diversity and structure. The Fund does not bar companies in any industries.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of borrowed securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Environmental, Social and/or Governance Sustainability-Related Securities Risk – the Fund's environmental, social and governance investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote positive environmental, social and/or governance policies may not perform as well as companies that do not pursue such goals.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to October 14, 2016. Historical performance prior to October 14, 2016 is that of the Fund's Class I Shares. From September 24, 2008 through December 29, 2016, the Fund and its predecessor followed different investment strategies under different fund names, and were managed by different portfolio management teams. Performance during that period does not reflect the Fund's current investment strategies. Prior to March 1, 2017, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities it will purchase under its new investment strategy. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares* as of December 31 (%)

*  The returns shown are for Class I Shares, which would have substantially similar annual returns as Class Z Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Best Quarter: Q2 2009 18.62%	Worst Quarter: Q3 2011 -13.72%
The year-to-date total return of the Fund's Class I Shares as of June 30, 2017 was 15.02%.
Average Annual Total Return as of December 31, 2016
Average Annual Returns - Class Z Prospectus - Alger Responsible Investing Fund		Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Alger Responsible Investing Fund Class I		1.99%	[1]	11.12%	[1]	7.32%	[1]	Sep. 24, 2008
After Taxes on Distributions | Alger Responsible Investing Fund Class I	[1]	1.05%		10.49%		6.95%
After Taxes on Distributions and Sale of Fund Shares | Alger Responsible Investing Fund Class I	[1]	1.92%		8.83%		5.87%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		7.08%		14.50%		11.33%		Sep. 24, 2008
Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes)		7.39%		14.44%		11.25%		Sep. 24, 2008
[1]	The returns shown are for Class I Shares, which would have substantially similar annual returns as Class Z Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.